Vessels, net, Vessel Disposal (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Apr. 22, 2026
Vessel Disposals [Abstract]
Gain on sale of vessel		$ 6,206,743	$ 0
M/T Wonder Mimosa [Member]
Vessel Disposals [Abstract]
Sales price				$ 12,800,000
Gain on sale of vessel	$ 6,200,000